Harding, Loevner Funds, Inc. (the “Fund”)

Supplement dated June 25, 2018 to the

Summary Prospectuses for the Emerging Markets Portfolio (Advisor Class and Investor Class) and Summary Prospectuses for the Institutional Emerging Markets Portfolio (Class I and Class II), each dated February 28, 2018, as supplemented (the “Summary Prospectuses”)

Effective July 1, 2018, Scott Crawshaw and Craig Shaw will serve as co-lead portfolio managers of the Emerging Markets Portfolio. Accordingly, the paragraph that appears after the caption “Portfolio Managers” in the Emerging Markets Portfolio’s Summary Prospectuses is replaced with the following:

Scott Crawshaw, Craig Shaw, Pradipta Chakrabortty, G. Rusty Johnson, and Richard Schmidt serve as the portfolio managers of the Emerging Markets Portfolio. Mr. Crawshaw has held his position since June 2014, Mr. Shaw has held his position since December 2006, Mr. Chakrabortty has held his position since January 2015, Mr. Johnson has held his position since the Portfolio’s inception in November 1998, and Mr. Schmidt has held his position since December 2011. Messrs. Crawshaw and Shaw are the co-lead portfolio managers.

Effective July 1, 2018, Scott Crawshaw and Craig Shaw will serve as co-lead portfolio managers of the Institutional Emerging Markets Portfolio. Accordingly, the paragraph that appears after the caption “Portfolio Managers” in the Institutional Emerging Markets Portfolio’s Summary Prospectuses is replaced with the following:

Scott Crawshaw, Craig Shaw, Pradipta Chakrabortty, G. Rusty Johnson, and Richard Schmidt serve as the portfolio managers of the Institutional Emerging Markets Portfolio. Mr. Crawshaw has held his position since June 2014, Mr. Shaw has held his position since December 2006, Mr. Chakrabortty has held his position since January 2015, Mr. Johnson has held his position since the Portfolio’s inception in October 2005, and Mr. Schmidt has held his position since December 2011. Messrs. Crawshaw and Shaw are the co-lead portfolio managers.

Investors Should Retain this Supplement for Future Reference.